UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid
Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55
East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2011

Date of reporting period: 01/31/2011

Item 1 – Report to Stockholders

January 31, 2011

Annual Report

BlackRock Mid Cap Value Opportunities Fund | of BlackRock Mid Cap Value Opportunities Series, Inc.

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

Dear Shareholder

Economic data fluctuated widely throughout 2010, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural prob-
lems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. The sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge to global growth, but overall levels of uncertainty are gradually declining as the United States and the world economy are progressing from a stimulus-driven recovery into a consumption-driven expansion.

In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weak-
ness in the housing and labor markets continues to burden the economy. It is important to note that we are in the midst of the first global economic recovery that is being led by emerging economies, and the United States has only just begun its transition to a self-sustaining expansion, suggesting that economic improvements still have a way to go.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Stocks continued their advance through most of January until the political unrest in Egypt and widespread discord across the Middle East caused a sharp, but temporary decline at the end of the period. US stocks outpaced most international markets over the 12-month period. Small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing prices downward) through year end and into the New Year. However, on a 12-month basis, yields were lower overall and fixed income markets performed well. Conversely, the tax-exempt municipal market was dealt an additional blow as it became evident that the Build America Bond program would expire at the end of 2010. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and sparked additional volatility in the municipal market. These conditions began to moderate as the period came to a close and the market has shown signs of improvement in supply-and-demand technicals.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of January 31, 2011	6-month	12-month
US large cap equities (S&P 500 Index)	17.93%	22.19%
US small cap equities (Russell 2000 Index)	20.75	31.36
International equities (MSCI Europe, Australasia, Far East Index)	16.10	15.38
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.06	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.25)	5.25
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.20	5.06
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(2.84)	1.10
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	8.65	15.96
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/
shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued
partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of January 31, 2011

Investment Objective

BlackRock Mid Cap Value Opportunities Fund’s (the “Fund”) investment objective is to seek capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.

Portfolio Management Commentary

How did the Fund perform?

• For the 12-month period ended January 31, 2011, the Fund outper-
formed its benchmark, the S&P MidCap 400 Value Index.

What factors influenced performance?

• Stock selection in the energy, health care, materials and industrials sec-
tors drove outperformance relative to the benchmark for the period. The
Fund benefited from an overweight position and positive stock selection in the energy sector. In particular, stock selection among oil companies, including Whiting Petroleum Corp. and Oasis Petroleum, Inc., and energy services firms, such as Dresser-Rand Group, Inc., strongly contributed to performance. In health care, equipment maker Beckman Coulter, Inc.
and health care services provider Tenet Healthcare Corp. were notably additive. In materials, chemical companies outperformed, as did iron ore miner Cliffs Natural Resources, Inc., while stock selection and an emphasis on machinery drove outperformance in industrials. Sector allocation decisions were additive on balance, with notable positive contributions from an overweight in information technology (IT) and underweight in financials.

• Conversely, an underweight in industrials and stock selection in IT modestly detracted although performance was generally strong. In IT, the Fund’s semiconductor names underperformed relative to the sector, which enjoyed very strong performance during the period.

Describe recent portfolio activity.

• During the 12-month period, the Fund reduced exposure to the IT and consumer discretionary sectors, redeploying capital in health care and energy.

Describe Fund positioning at period end.

• At the end of the period, the Fund was overweight relative to the benchmark in the health care and IT sectors, and underweight in materials, utilities, industrials and financials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Long-Term
Ten Largest Holdings	Investments
Omnicare, Inc.	2%
Tenet Healthcare Corp.	2
CareFusion Corp.	1
DENTSPLY International, Inc.	1
Pharmaceutical Product Development, Inc.	1
Whiting Petroleum Corp.	1
New York Community Bancorp, Inc.	1
Health Net, Inc.	1
Avnet, Inc.	1
Coventry Health Care, Inc.	1

Percent of
Long-Term
Sector Allocations	Investments
Financials	24%
Health Care	14
Industrials	13
Information Technology	12
Consumer Discretionary	11
Energy	10
Utilities	8
Materials	6
Consumer Staples	1
Telecommunication Services	1

For Fund compliance purposes, the Fund's sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional
Shares do not have a sales charge.
2 The Fund normally invests at least 80% of its assets in equity securities of mid cap companies.
3 This unmanaged index measures the performance of the mid-capitalization value sector of the US equity market. It is a subset of the S&P
MidCap 400 Index and consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest value characteristics, as determined by the index provider, representing approximately 50% of the market capitalization of the S&P MidCap 400 Index.

Performance Summary for the Period Ended January 31, 2011

				Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	23.01%	33.64%	N/A	4.56%	N/A	7.28%	N/A
Investor A	22.77	33.23	26.23%	4.22	3.10%	6.97	6.40%
Investor B	22.29	32.07	27.57	3.38	3.08	6.30	6.30
Investor C	22.24	31.88	30.88	3.24	3.24	6.04	6.04
Class R	22.49	32.75	N/A	3.84	N/A	6.69	N/A
S&P MidCap 400 Value Index	20.27	29.28	N/A	3.98	N/A	7.30	N/A

4 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[6]
	Beginning	Ending		Beginning	Ending		Annualized
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Expense
	August 1, 2010	January 31, 2011	During the Period[5]	August 1, 2010	January 31, 2011	During the Period[5]	Ratio
Institutional	$1,000.00	$1,230.10	$ 5.00	$1,000.00	$1,020.71	$ 4.53	0.89%
Investor A	$1,000.00	$1,227.70	$ 7.07	$1,000.00	$1,018.85	$ 6.41	1.26%
Investor B.	$1,000.00	$1,222.90	$11.37	$1,000.00	$1,014.97	$10.31	2.03%
Investor C	$1,000.00	$1,222.40	$12.44	$1,000.00	$1,014.01	$11.27	2.22%
Class R	$1,000.00	$1,224.90	$ 9.31	$1,000.00	$1,016.83	$ 8.44	1.66%

5 For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period shown).
6 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half-year divided by 365.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011 5

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

• Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

• Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C
Shares are subject to a distribution fee of 0.75% and a service fee of
0.25% per year.

• Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to February
4, 2003, Class R Share performance results are those of Institutional
Shares (which have no distribution or service fees) restated to reflect
Class R Share fees.

Performance information reflects past performance and does not guaran-
tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income avail-
able to be paid to shareholders. The Fund’s investment advisor waived a portion of its investment advisory fee. Without such waiver, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on August 1, 2010 and held through January 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
Alliant Techsystems, Inc. (a)	30,700	$ 2,325,832
Curtiss-Wright Corp.	70,500	2,446,350
Spirit Aerosystems Holdings, Inc., Class A (a)	900	21,258
		4,793,440
Airlines — 0.3%
Delta Air Lines, Inc. (a)	109,800	1,281,366
Auto Components — 0.6%
BorgWarner, Inc. (a)	15,800	1,064,920
TRW Automotive Holdings Corp. (a)	23,600	1,407,976
		2,472,896
Automobiles — 0.5%
Thor Industries, Inc.	53,100	1,973,196
Biotechnology — 0.7%
Cephalon, Inc. (a)	22,100	1,305,668
Vertex Pharmaceuticals, Inc. (a)	36,700	1,427,263
		2,732,931
Capital Markets — 1.2%
Jefferies Group, Inc., New Shares (b)	94,400	2,360,944
Raymond James Financial, Inc.	60,700	2,198,554
		4,559,498
Chemicals — 1.9%
Cytec Industries, Inc.	46,600	2,541,564
FMC Corp.	43,100	3,278,186
Huntsman Corp.	90,600	1,577,346
		7,397,096
Commercial Banks — 5.2%
Associated Banc-Corp. (b)	190,000	2,656,200
BancorpSouth, Inc. (b)	103,600	1,620,304
Bank of Hawaii Corp.	7,800	365,586
City National Corp.	43,800	2,531,202
Commerce Bancshares, Inc.	50,395	2,072,746
Cullen/Frost Bankers, Inc.	45,900	2,652,102
East-West Bancorp, Inc.	44,100	957,411
FirstMerit Corp.	91,700	1,679,944
Fulton Financial Corp.	189,200	1,952,544
Synovus Financial Corp.	507,500	1,339,800
TCF Financial Corp.	26,300	392,922
Valley National Bancorp	147,800	1,999,734
		20,220,495
Communications Equipment — 1.3%
Brocade Communications Systems, Inc. (a)	340,300	1,919,292
JDS Uniphase Corp. (a)	175,200	2,973,144
		4,892,436
Construction & Engineering — 1.3%
Jacobs Engineering Group, Inc. (a)	47,300	2,429,801
URS Corp. (a)	62,100	2,760,345
		5,190,146
Consumer Finance — 0.9%
Discover Financial Services, Inc.	165,200	3,401,468
Containers & Packaging — 1.9%
Bemis Co.	50,100	1,630,755
Owens-Illinois, Inc. (a)	97,600	2,878,224
Sonoco Products Co.	78,800	2,801,340
		7,310,319

Common Stocks	Shares	Value
Distributors — 0.4%
Genuine Parts Co.	29,900	$ 1,547,325
Diversified Consumer Services — 0.3%
Regis Corp.	76,700	1,285,492
Diversified Telecommunication Services — 1.1%
Qwest Communications International, Inc.	610,400	4,352,152
Electric Utilities — 1.8%
DPL, Inc.	70,800	1,853,544
Hawaiian Electric Industries, Inc.	76,400	1,902,360
Northeast Utilities, Inc.	96,400	3,173,488
		6,929,392
Electrical Equipment — 0.7%
Ametek, Inc.	66,000	2,691,480
Electronic Equipment, Instruments
& Components — 3.6%
Arrow Electronics, Inc. (a)	97,700	3,693,060
Avnet, Inc. (a)	132,800	4,730,336
Ingram Micro, Inc., Class A (a)	143,700	2,836,638
Molex, Inc.	100,100	2,617,615
		13,877,649
Energy Equipment & Services — 2.8%
Dresser-Rand Group, Inc. (a)	94,700	4,349,571
Patterson-UTI Energy, Inc.	116,700	2,723,778
Superior Energy Services, Inc. (a)	102,700	3,606,824
		10,680,173
Food Products — 0.9%
The J.M. Smucker Co.	23,300	1,448,328
Smithfield Foods, Inc. (a)	92,200	1,835,702
		3,284,030
Gas Utilities — 1.0%
Energen Corp.	27,600	1,542,840
UGI Corp.	71,100	2,228,985
		3,771,825
Health Care Equipment & Supplies — 3.9%
Alere Inc. (a)	29,500	1,155,515
CareFusion Corp. (a)	219,400	5,645,162
DENTSPLY International, Inc.	146,400	5,194,272
Kinetic Concepts, Inc. (a)	66,300	3,058,419
		15,053,368
Health Care Providers & Services — 7.7%
Coventry Health Care, Inc. (a)	157,600	4,723,272
Health Net, Inc. (a)	169,100	4,824,423
LifePoint Hospitals, Inc. (a)	55,000	1,936,000
Omnicare, Inc.	276,700	7,172,064
Owens & Minor, Inc.	134,131	3,960,888
Tenet Healthcare Corp. (a)	1,052,100	6,996,465
		29,613,112
Hotels, Restaurants & Leisure — 1.1%
Darden Restaurants, Inc.	42,400	1,997,464
Wyndham Worldwide Corp.	83,600	2,351,668
		4,349,132
Household Durables — 2.1%
Jarden Corp.	64,900	2,200,110
Lennar Corp., Class A	128,000	2,478,080
MDC Holdings, Inc.	56,400	1,743,324
Newell Rubbermaid, Inc.	80,500	1,549,625
		7,971,139

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011 7

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Products — 1.7%
Church & Dwight Co., Inc.	26,600	$ 1,830,346
Clorox Co.	30,100	1,892,989
Energizer Holdings, Inc. (a)	41,800	3,040,532
		6,763,867
IT Services — 1.6%
Acxiom Corp. (a)	123,100	2,121,013
Amdocs Ltd. (a)	74,000	2,156,360
Convergys Corp. (a)	130,900	1,864,016
		6,141,389
Industrial Conglomerates — 0.5%
Textron, Inc.	69,700	1,832,413
Insurance — 6.8%
American Financial Group, Inc.	78,300	2,547,099
Arthur J. Gallagher & Co.	102,800	3,051,104
Brown & Brown, Inc.	95,300	2,359,628
Everest Re Group Ltd.	27,600	2,326,128
First American Financial Corp.	65,200	1,011,252
HCC Insurance Holdings, Inc.	81,300	2,461,764
The Hanover Insurance Group, Inc.	37,500	1,773,750
Mercury General Corp.	18,300	776,835
PartnerRe Ltd.	16,400	1,342,832
ProAssurance Corp. (a)	27,300	1,601,691
Protective Life Corp.	67,500	1,860,975
Reinsurance Group of America, Inc.	49,700	2,860,732
W.R. Berkley Corp.	83,700	2,364,525
		26,338,315
Internet Software & Services — 0.8%
IAC/InterActiveCorp. (a)	113,800	3,219,402
Leisure Equipment & Products — 0.7%
Mattel, Inc.	111,600	2,642,688
Life Sciences Tools & Services — 1.5%
Affymetrix, Inc. (a)	142,200	689,670
Pharmaceutical Product Development, Inc.	175,500	5,114,070
		5,803,740
Machinery — 7.9%
AGCO Corp. (a)	58,900	2,986,230
Dover Corp.	67,700	4,339,570
Harsco Corp.	80,200	2,588,054
IDEX Corp.	62,700	2,486,682
Joy Global, Inc.	22,600	1,970,268
Kennametal, Inc.	56,900	2,310,140
Parker Hannifin Corp.	44,600	3,987,686
SPX Corp.	40,200	3,150,876
Terex Corp. (a)	85,600	2,776,008
Timken Co.	85,900	4,039,018
		30,634,532
Media — 0.9%
Harte-Hanks, Inc.	264,100	3,293,327
Metals & Mining — 1.7%
Carpenter Technology Corp.	53,500	2,201,525
Cliffs Natural Resources, Inc.	50,000	4,273,000
		6,474,525
Multi-Utilities — 4.6%
Alliant Energy Corp.	91,522	3,400,958
MDU Resources Group, Inc.	119,800	2,543,354
NSTAR (b)	50,700	2,199,366
OGE Energy Corp.	96,600	4,432,974

Common Stocks	Shares	Value
Multi-Utilities (concluded)
Vectren Corp.	103,900	$ 2,752,311
Wisconsin Energy Corp.	40,100	2,417,629
		17,746,592
Multiline Retail — 0.4%
JCPenney Co., Inc.	52,200	1,674,054
Oil, Gas & Consumable Fuels — 6.6%
Arch Coal, Inc.	114,500	3,921,625
Bill Barrett Corp. (a)	33,600	1,376,928
Cabot Oil & Gas Corp., Class A	36,500	1,519,495
Frontier Oil Corp. (a)	156,400	3,253,120
Oasis Petroleum, Inc. (a)	110,900	3,545,473
PetroHawk Energy Corp. (a)	119,200	2,389,960
SM Energy Co.	74,300	4,618,488
Whiting Petroleum Corp. (a)	39,100	4,937,548
		25,562,637
Paper & Forest Products — 0.6%
MeadWestvaco Corp.	79,200	2,267,496
Personal Products — 0.3%
Alberto-Culver Co.	35,100	1,307,475
Real Estate Investment Trusts (REITs) — 6.6%
AMB Property Corp.	109,600	3,677,080
American Campus Communities, Inc.	73,100	2,364,054
BioMed Realty Trust, Inc.	149,300	2,665,005
Camden Property Trust	25,400	1,407,922
CommonWealth REIT	109,575	2,922,365
Corporate Office Properties Trust	35,300	1,290,215
Essex Property Trust, Inc.	17,600	2,041,600
Federal Realty Investment Trust	26,000	2,091,180
Highwoods Properties, Inc.	26,500	868,405
Kilroy Realty Corp.	76,800	2,929,152
The Macerich Co.	36,593	1,780,616
ProLogis	99,300	1,481,556
		25,519,150
Road & Rail — 0.3%
Con-way, Inc.	35,800	1,217,916
Semiconductors & Semiconductor Equipment — 1.5%
Intersil Corp., Class A	81,200	1,227,744
Microchip Technology, Inc. (b)	50,600	1,845,382
RF Micro Devices, Inc. (a)	392,300	2,636,256
		5,709,382
Software — 3.4%
CA, Inc.	124,100	2,953,580
Electronic Arts, Inc. (a)	135,700	2,115,563
Novell, Inc. (a)	95,100	572,502
Nuance Communications, Inc. (a)	144,600	2,939,718
Synopsys, Inc. (a)	86,600	2,349,458
TIBCO Software, Inc. (a)	94,900	2,085,902
		13,016,723
Specialty Retail — 1.8%
Foot Locker, Inc.	102,857	1,837,026
Guess?, Inc.	31,500	1,347,570
Limited Brands, Inc.	89,800	2,625,752
RadioShack Corp.	63,807	966,676
		6,777,024
Textiles, Apparel & Luxury Goods — 0.6%
Phillips-Van Heusen Corp.	42,600	2,486,562

See Notes to Financial Statements.

8 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thrifts & Mortgage Finance — 2.3%
First Niagara Financial Group, Inc.	135,800	$ 1,884,904
New York Community Bancorp, Inc. (b)	267,600	4,902,432
Washington Federal, Inc.	130,900	2,263,261
		9,050,597
Water Utilities — 0.9%
Aqua America, Inc. (b)	151,800	3,509,616
Total Long-Term Investments
(Cost — $288,469,700) — 98.4%		380,620,978
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.17% (c)(d)	6,880,283	6,880,283

	Beneficial
	Interest
Short-Term Securities	(000)	Value
BlackRock Liquidity Series, LLC Money Market Series,
0.42% (c)(d)(e)	$11,316	$ 11,316,050
Total Short-Term Securities
(Cost — $18,196,333) — 4.7%		18,196,333
Total Investments (Cost — $306,666,033*) — 103.1%		398,817,311
Liabilities in Excess of Other Assets — (3.1)%		(12,134,408)
Net Assets — 100.0%		$386,682,903

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 309,515,015
Gross unrealized appreciation	$ 91,132,881
Gross unrealized depreciation	(1,830,585)
Net unrealized appreciation	$ 89,302,296

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares/	Shares/	Shares/	Shares/
	Beneficial	Beneficial	Beneficial	Beneficial
	Interest Held at	Interest	Interest	Interest Held at	Value at	Realized
Affiliate	January 31, 2010	Purchased	Sold	January 31, 2011	January 31, 2011	Gain	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	9,914,420	—	(3,034,137)[1]	6,880,283	$ 6,880,283	—	$ 13,110
BlackRock Liquidity Series,
LLC Money Market Series	$ 31,550,050	—	$(20,234,000)[1]	$ 11,316,050	$ 11,316,050	—	$ 21,983
iShares Dow Jones US Real
Estate Index Fund	25,900	—	(25,900)	—	—	$ 185,612	—

1 Represents net shares/beneficial interest sold.

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.
• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2011 in deter-
mining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	$380,620,978	—	—	$380,620,978
Short-Term
Securities	6,880,283	$11,316,050	—	18,196,333
Total	$387,501,261	$11,316,050	—	$398,817,311
[1] See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011 9

Statement of Assets and Liabilities
January 31, 2011
Assets
Investments at value — unaffiliated (including securities loaned of $10,912,045) (cost — $288,469,700)	$ 380,620,978
Investments at value — affiliated (cost — $18,196,333)	18,196,333
Investments sold receivable	2,737,500
Capital shares sold receivable	1,203,839
Dividends receivable	211,388
Securities lending income receivable — affiliated	3,465
Prepaid expenses	14,597
Total assets	402,988,100
Liabilities
Collateral on securities loaned at value	11,316,050
Investments purchased payable	2,912,574
Capital shares redeemed payable	1,478,910
Investment advisory fees payable	209,371
Service and distribution fees payable	128,656
Other affiliates payable	4,326
Officer's and Directors' fees payable	147
Other accrued expenses payable	255,163
Total liabilities	16,305,197
Net Assets	$ 386,682,903
Net Assets Consist of
Paid-in capital	$ 376,008,055
Undistributed net investment income	1,276,426
Accumulated net realized loss	(82,752,856)
Net unrealized appreciation/depreciation	92,151,278
Net Assets	$ 386,682,903
Net Asset Value
Institutional — Based on net assets of $83,905,109 and 4,799,121 shares outstanding, 20 million shares authorized, $0.10 par value	$ 17.48
Investor A — Based on net assets of $152,037,367 and 8,923,471 shares outstanding, 40 million shares authorized, $0.10 par value	$ 17.04
Investor B — Based on net assets of $8,551,010 and 544,979 shares outstanding, 40 million shares authorized, $0.10 par value	$ 15.69
Investor C — Based on net assets of $70,795,184 and 4,601,479 shares outstanding, 40 million shares authorized, $0.10 par value	$ 15.39
Class R — Based on net assets of $71,394,233 and 4,504,075 shares outstanding, 40 million shares authorized, $0.10 par value	$ 15.85

See Notes to Financial Statements.

10 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

Statement of Operations
Year Ended January 31, 2011
Investment Income
Dividends — unaffiliated	$ 6,016,380
Securities lending — affiliated	21,983
Dividends — affiliated	13,110
Total income	6,051,473
Expenses
Investment advisory	2,102,020
Service — Investor A	306,480
Service and distribution — Investor B	94,872
Service and distribution — Investor C	628,239
Service and distribution — Class R	307,496
Transfer agent — Institutional	105,164
Transfer agent — Investor A	300,232
Transfer agent — Investor B	36,194
Transfer agent — Investor C	303,463
Transfer agent — Class R	225,788
Printing	93,145
Accounting services	89,505
Registration	83,013
Professional	74,021
Custodian	37,018
Officer and Directors	25,078
Miscellaneous	32,206
Total expenses	4,843,934
Less fees waived by advisor	(5,442)
Total expenses after fees waived	4,838,492
Net investment income	1,212,981
Realized and Unrealized Gain
Net realized gain from:
Investments — unaffiliated	29,914,218
Investments — affiliated	185,612
30,099,830
Net change in unrealized appreciation/depreciation on investments	60,509,284
Total realized and unrealized gain	90,609,114
Net Increase in Net Assets Resulting from Operations	$ 91,822,095

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011 11

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income (loss)	$ 1,212,981	$ (275,812)
Net realized gain (loss)	30,099,830	(10,040,996)
Net change in unrealized appreciation/depreciation	60,509,284	92,957,110
Net increase in net assets resulting from operations	91,822,095	82,640,302
Dividends to Shareholders From
Net investment income:
Institutional	—	(435,001)
Investor A	—	(276,392)
Class R	—	(4,030)
Decrease in net assets resulting from dividends to shareholders	—	(715,423)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	12,995,785	(12,302,022)
Net Assets
Total increase in net assets	104,817,880	69,622,857
Beginning of year	281,865,023	212,242,166
End of year	$ 386,682,903	$ 281,865,023
Undistributed net investment income	$ 1,276,426	$ 12,474

See Notes to Financial Statements.

12 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

Financial Highlights

			Institutional
		Year Ended January 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 13.08	$ 9.37	$ 14.80	$ 18.79	$ 19.89
Net investment income[1]	0.14	0.06	0.11	0.05	0.05
Net realized and unrealized gain (loss)	4.26	3.73	(5.42)	(0.81)	1.79
Net increase (decrease) from investment operations	4.40	3.79	(5.31)	(0.76)	1.84
Dividends and distributions from:
Net investment income	—	(0.08)	—	—	—
Net realized gain	—	—	(0.12)	(3.23)	(2.94)
Total dividends and distributions	—	(0.08)	(0.12)	(3.23)	(2.94)
Net asset value, end of year	$ 17.48	$ 13.08	$ 9.37	$ 14.80	$ 18.79
Total Investment Return[2]
Based on net asset value	33.64%	40.63%[3]	(36.16)%	(5.36)%	10.09%
Ratios to Average Net Assets
Total expenses	0.94%	1.04%	0.98%	0.93%	1.01%
Total expenses after fees waived	0.94%	1.04%	0.98%	0.93%	1.01%
Net investment income	0.93%	0.53%	0.84%	0.29%	0.28%
Supplemental Data
Net assets, end of year (000)	$ 83,905	$ 60,549	$ 46,590	$ 78,988	$ 105,207
Portfolio turnover	54%	106%	154%	148%	99%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
3 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 40.20%.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011 13

Financial Highlights (continued)

			Investor A
		Year Ended January 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 12.79	$ 9.16	$ 14.52	$ 18.49	$ 19.63
Net investment income (loss)[1]	0.09	0.02	0.06	(0.00)[2]	0.00[3]
Net realized and unrealized gain (loss)	4.16	3.65	(5.30)	(0.79)	1.76
Net increase (decrease) from investment operations	4.25	3.67	(5.24)	(0.79)	1.76
Dividends and distributions from:
Net investment income	—	(0.04)	—	—	—
Net realized gain	—	—	(0.12)	(3.18)	(2.90)
Total dividends and distributions	—	(0.04)	(0.12)	(3.18)	(2.90)
Net asset value, end of year	$ 17.04	$ 12.79	$ 9.16	$ 14.52	$ 18.49
Total Investment Return[4]
Based on net asset value	33.23%	40.10%[5]	(36.39)%	(5.64)%	9.76%
Ratios to Average Net Assets
Total expenses	1.28%	1.42%	1.36%	1.24%	1.26%
Total expenses after fees waived	1.28%	1.42%	1.36%	1.24%	1.26%
Net investment income (loss)	0.59%	0.17%	0.46%	(0.02)%	0.00%[6]
Supplemental Data
Net assets, end of year (000)	$ 152,037	$ 101,184	$ 64,948	$ 110,362	$ 121,065
Portfolio turnover	54%	106%	154%	148%	99%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Amount is less than $0.01 per share.
4 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 39.66%.
6 Amount is less than 0.01%.

See Notes to Financial Statements.

14 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

Financial Highlights (continued)

			Investor B
		Year Ended January 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 11.88	$ 8.55	$ 13.66	$ 17.54	$ 18.73
Net investment loss[1]	(0.04)	(0.08)	(0.04)	(0.14)	(0.14)
Net realized and unrealized gain (loss)	3.85	3.41	(4.96)	(0.74)	1.67
Net increase (decrease) from investment operations	3.81	3.33	(5.00)	(0.88)	1.53
Distributions from net realized gain	—	—	(0.11)	(3.00)	(2.72)
Net asset value, end of year	$ 15.69	$ 11.88	$ 8.55	$ 13.66	$ 17.54
Total Investment Return[2]
Based on net asset value	32.07%	38.95%[3]	(36.91)%	(6.38)%	8.94%
Ratios to Average Net Assets
Total expenses	2.17%	2.26%	2.12%	2.04%	2.03%
Total expenses after fees waived	2.17%	2.26%	2.12%	2.04%	2.03%
Net investment loss	(0.27)%	(0.77)%	(0.34)%	(0.83)%	(0.75)%
Supplemental Data
Net assets, end of year (000)	$ 8,551	$ 12,708	$ 20,131	$ 46,499	$ 78,174
Portfolio turnover	54%	106%	154%	148%	99%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
3 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 38.60%.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011 15

Financial Highlights (continued)

			Investor C
		Year Ended January 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 11.67	$ 8.41	$ 13.47	$ 17.36	$ 18.61
Net investment loss[1]	(0.05)	(0.09)	(0.06)	(0.16)	(0.14)
Net realized and unrealized gain (loss)	3.77	3.35	(4.90)	(0.72)	1.65
Net increase (decrease) from investment operations	3.72	3.26	(4.96)	(0.88)	1.51
Distributions from net realized gain	—	—	(0.10)	(3.01)	(2.76)
Net asset value, end of year	$ 15.39	$ 11.67	$ 8.41	$ 13.47	$ 17.36
Total Investment Return[2]
Based on net asset value	31.88%	38.76%[3]	(37.06)%	(6.50)%	8.90%
Ratios to Average Net Assets
Total expenses	2.27%	2.48%	2.35%	2.15%	2.04%
Total expenses after fees waived	2.27%	2.47%	2.35%	2.15%	2.04%
Net investment loss	(0.39)%	(0.92)%	(0.54)%	(0.93)%	(0.78)%
Supplemental Data
Net assets, end of year (000)	$ 70,795	$ 57,113	$ 47,034	$ 85,547	$ 111,084
Portfolio turnover	54%	106%	154%	148%	99%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
3 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 38.29%.

See Notes to Financial Statements.

16 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

Financial Highlights (concluded)

			Class R
		Year Ended January 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 11.94	$ 8.56	$ 13.63	$ 17.58	$ 18.81
Net investment income (loss)[1]	0.03	(0.02)	0.01	(0.07)	(0.05)
Net realized and unrealized gain (loss)	3.88	3.40	(4.97)	(0.74)	1.69
Net increase (decrease) from investment operations	3.91	3.38	(4.96)	(0.81)	1.64
Dividends and distributions from:
Net investment income	—	(0.00)[2]	—	—	—
Net realized gain	—	—	(0.11)	(3.14)	(2.87)
Total dividends and distributions	—	(0.00)	(0.11)	(3.14)	(2.87)
Net asset value, end of year	$ 15.85	$ 11.94	$ 8.56	$ 13.63	$ 17.58
Total Investment Return[3]
Based on net asset value	32.75%	39.50%[4]	(36.66)%	(6.02)%	9.55%
Ratios to Average Net Assets
Total expenses	1.65%	1.81%	1.78%	1.64%	1.51%
Total expenses after fees waived	1.65%	1.80%	1.78%	1.64%	1.51%
Net investment income (loss)	0.22%	(0.22)%	0.07%	(0.39)%	(0.28)%
Supplemental Data
Net assets, end of year (000)	$ 71,394	$ 50,310	$ 33,540	$ 49,550	$ 32,476
Portfolio turnover	54%	106%	154%	148%	99%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Where applicable, total investment returns include the reinvestment of dividends and distributions.
4 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 39.15%.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011 17

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Mid Cap Value Opportunities Fund (the “Fund”) of BlackRock
Mid Cap Value Opportunities Series, Inc. (the “Series”) is registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as a diversified, open-end management investment company.
The Fund is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles gener-
ally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor
A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B,
Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures
(except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System
(“NASDAQ”) are valued at the last reported sale price that day or the
NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Fund values its investments in BlackRock Liquidity Series, LLC
Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consis-
tent with maintaining liquidity and preserving capital. Although the
Money Market Series is not registered under the 1940 Act, its invest-
ments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and
Exchange Commission (“SEC”) under the 1940 Act. The Fund may with-
draw up to 25% of its investment daily, although the manager of the
Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflect-
ing fair value (“Fair Value Assets”). When determining the price for Fair
Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securi-
ties, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities

18 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

Notes to Financial Statements (continued)

lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Fund earns dividends and interest on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment pur-
chased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for each of the four years ended January 31, 2011. The statutes of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrange-
ment with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Series, on behalf of the Fund, entered into an Investment Advisory
Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.65% of the
Fund’s average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through the Fund’s investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Fund’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock
Investment Management, LLC (“BIM”), an affiliate of the Manager.
The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the year ended January 31, 2011, the Fund reimbursed the
Manager $5,815 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Series, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and
Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-
dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011 19

Notes to Financial Statements (continued)

For the year ended January 31, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the
Fund’s Investor A Shares, which totaled $7,803.

For the year ended January 31, 2011, affiliates received the following contingent deferred sales charges relating to transactions in Investor B and Investor C Shares:

Investor B	$ 4,504
Investor C	$ 1,541

Furthermore, affiliates received contingent deferred sale charges of $670 relating to transactions subject to front-end sales charge waivers on
Investor A Shares.

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global
Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, the Bank of New York
Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager.
Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of share-
holder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writ-
ing, anti-money laundering services, and customer identification serv-
ices. Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. Prior to July 1, 2010,
PNCGIS was an affiliate and earned $6,238 in transfer agency fees for the period from February 1, 2010 to June 30, 2010, which are included as a component of transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the year ended January 31, 2011, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the
Statement of Operations:

Institutional	$ 395
Investor A	$ 2,400
Investor B	$ 314
Investor C	$ 1,372
Class R	$ 611

The Fund received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the
Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Fund on such investments is shown as securities lending — affiliated in the
Statement of Operations. For the year ended January 31, 2011, BIM received $5,446 in securities lending agent fees related to securities lending activities for the Fund.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended January 31, 2011, were $193,902,625 and
$169,647,040, respectively.

4. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Fund may borrow under the credit agreement to fund shareholder redemptions. Effective
November 2009, the credit agreement had the following terms: 0.02%
upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2009, a commit-
ment fee of 0.10% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and
(b) the Fed Funds rate plus 1.25% per annum on amounts borrowed.
In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31,
2009. Effective November 2010, the credit agreement was renewed until
November 2011 with the following terms: a commitment fee of 0.08%
per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of
(a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the
Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2010. The Fund did not borrow under the credit agreement during the year ended
January 31, 2011.

20 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

Notes to Financial Statements (continued)

5. Income Tax Information:

Reclassifications: US GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent difference as of
January 31, 2011 attributable to income recognized from pass-through entities was reclassified to the following accounts:

Undistributed net investment income	$ 50,971
Accumulated net realized loss	$ (50,971)

The tax character of distributions paid during the fiscal years ended
January 31, 2011 and January 31, 2010 was as follows:

	1/31/2011	1/31/2010
Distributions paid from:
Ordinary income	—	$ 715,423

As of January 31, 2011, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$ 1,276,426
Capital loss carryforwards	(79,903,874)
Net unrealized gains*	89,302,296
Total	$ 10,674,848

* The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales.

As of January 31, 2011, the Fund had a capital loss carryforward available to offset future realized gains through the indicated
expiration dates:

Expires January 31,
2017	$ 4,624,072
2018	75,279,802
Total	$ 79,903,874

Under the recently enacted Regulated Investment Company
Modernization Act of 2010, capital losses incurred by the Fund after
January 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the finan-
cials sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended		Year Ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,439,774	$ 22,122,137	1,197,992	$ 13,095,393
Shares issued to shareholders in reinvestment
of dividends	—	—	36,094	413,997
Total issued	1,439,774	22,122,137	1,234,086	13,509,390
Shares redeemed	(1,269,170)	(18,350,018)	(1,579,573)	(18,355,938)
Net increase (decrease)	170,604	$ 3,772,119	(345,487)	$ (4,846,548)

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011 21

Notes to Financial Statements (concluded)

	Year Ended		Year Ended
	January 31, 2011		January 31, 2010
	Shares	Amount	Shares	Amount
Investor A
Shares sold and automatic conversion of shares	3,343,064	$ 49,917,396	2,903,260	$ 32,744,277
Shares issued to shareholders in reinvestment
of dividends	—	—	23,192	260,446
Total issued	3,343,064	49,917,396	2,926,452	33,004,723
Shares redeemed	(2,330,193)	(33,890,163)	(2,108,416)	(23,160,451)
Net increase	1,012,871	$ 16,027,233	818,036	$ 9,844,272
Investor B
Shares sold	53,313	$ 722,078	109,186	$ 1,065,664
Shares redeemed and automatic conversion of shares	(577,849)	(7,630,539)	(1,394,821)	(14,518,074)
Net decrease	(524,536)	$ (6,908,461)	(1,285,635)	$ (13,452,410)
Investor C
Shares sold	968,938	$ 13,152,587	845,202	$ 8,557,135
Shares redeemed	(1,263,301)	(16,853,753)	(1,540,665)	(15,444,453)
Net decrease	(294,363)	$ (3,701,166)	(695,463)	$ (6,887,318)
Class R
Shares sold	2,042,715	$ 27,984,844	2,024,704	$ 20,891,203
Shares issued to shareholders in reinvestment
of dividends	—	—	383	4,030
Total issued	2,042,715	27,984,844	2,025,087	20,895,233
Shares redeemed	(1,750,630)	(24,178,784)	(1,732,823)	(17,855,251)
Net increase	292,085	$ 3,806,060	292,264	$ 3,039,982

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock
Mid Cap Value Opportunities Fund of BlackRock Mid Cap
Value Opportunities Series, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap
Value Opportunities Series, Inc. (the “Fund”), including the schedule of investments, as of January 31, 2011, and the related statement of oper-
ations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over finan-
cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our proce-
dures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap
Value Opportunities Series, Inc. as of January 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in con-
formity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey
March 30, 2011

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011 23

Officers and Directors

Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Series	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Directors[1]
Robert M. Hernandez	Chairman of the	Since	Director, Vice Chairman and Chief Financial Officer of USX	34 RICs consisting of	ACE Limited
55 East 52nd Street	Board, Director	2007	Corporation (energy and steel business) from 1991 to 2001.	98 Portfolios	(insurance company);
New York, NY 10055	and Member of				Eastman Chemical
1944	the Audit				Company (chemical);
	Committee				RTI International
Metals, Inc. (metals);
TYCO Electronics
(electronics)
Fred G. Weiss	Vice Chairman	Since	Managing Director, FGW Associates (consulting and investment	34 RICs consisting of	Watson
55 East 52nd Street	of the Board,	2007	company) since 1997; Director, Michael J. Fox Foundation for	98 Portfolios	Pharmaceutical, Inc.
New York, NY 10055	Chairman of the		Parkinson’s Research since 2000; Director, BTG International
1941	Audit Committee		Plc (a global technology commercialization company) from
	and Director		2001 to 2007.
James H. Bodurtha	Director	Since	Director, The China Business Group, Inc. (consulting firm) since	34 RICs consisting of	None
55 East 52nd Street		2002	1996 and Executive Vice President thereof from 1996 to 2003;	98 Portfolios
New York, NY 10055			Chairman of the Board, Berkshire Holding Corporation since 1980.
1944
Bruce R. Bond	Director	Since	Trustee and Member of the Governance Committee, State Street	34 RICs consisting of	None
55 East 52nd Street		2007	Research Mutual Funds from 1997 to 2005; Board Member	98 Portfolios
New York, NY 10055			of Governance, Audit and Finance Committee, Avaya Inc.
1946			(computer equipment) from 2003 to 2007.
Donald W. Burton	Director	Since	Managing General Partner, The Burton Partnership, LP (an	34 RICs consisting of	Knology, Inc. (tele-
55 East 52nd Street		2007	investment partnership) since 1979; Managing General Partner,	98 Portfolios	communications);
New York, NY 10055			The South Atlantic Venture Funds since 1983; Member of the		Capital Southwest
1944			Investment Advisory Council of the Florida State Board of		(financial)
Administration from 2001 to 2007.
Stuart E. Eizenstat	Director and	Since	Partner and Head of International Practice, Covington and	34 RICs consisting of	Alcatel-Lucent (tele-
55 East 52nd Street	Member of the	2007	Burling LLP (law firm) since 2001; International Advisory Board	98 Portfolios	communications);
New York, NY 10055	Audit Committee[3]		Member, The Coca Cola Company since 2002; Advisory Board		Global Specialty
1943			Member, BT Americas (telecommunications) since 2004;		Metallurgical (metal-
			Member of the Board of Directors, Chicago Climate Exchange		lurgical industry);
			(environmental) since 2006; Member of the International		UPS Corporation
			Advisory Board GML (energy) since 2003.		(delivery service)
Kenneth A. Froot	Director	Since	Professor, Harvard University since 1992.	34 RICs consisting of	None
55 East 52nd Street		2005		98 Portfolios
New York, NY 10055
1957
John F. O’Brien	Director	Since	Chairman and Director, Woods Hole Oceanographic Institute	34 RICs consisting of	Cabot Corporation
55 East 52nd Street		2007	since 2009 and Trustee thereof from 2003 to 2009; Director,	98 Portfolios	(chemicals); LKQ
New York, NY 10055			Allmerica Financial Corporation from 1995 to 2003; Director,		Corporation (auto
1943			ABIOMED from 1989 to 2006; Director, Ameresco, Inc.		parts manufacturing);
			(energy solutions company) from 2006 to 2007; Vice Chairman		TJX Companies, Inc.
			and Director, Boston Lyric Opera from 2002 to 2007.		(retailer)
Roberta Cooper Ramo	Director	Since	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law	34 RICs consisting of	None
40 East 52nd Street		2002	firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail)	98 Portfolios
New York, NY 10022			since 2000; Director of ECMC Group (service provider to
1942			students, schools and lenders) since 2001; President, The
American Law Institute, (non-profit) since 2008; President,
American Bar Association from 1995 to 1996.

24 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

Officers and Directors (continued)

Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Series	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Directors[1] (concluded)
David H. Walsh	Director	Since	Director, National Museum of Wildlife Art since 2007; Trustee,	34 RICs consisting of	None
55 East 52nd Street		2007	University of Wyoming Foundation since 2008; Director,	98 Portfolios
New York, NY 10055			Ruckleshaus Institute and Haub School of Natural Resources
1941			at the University of Wyoming from 2006 to 2008; Director,
The American Museum of Fly Fishing since 1997; Director,
The National Audubon Society from 1998 to 2005.

1 Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
2 Date shown is the earliest date a person has served as a director for the Series covered by this annual report. Following the combination of Merrill
Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock
Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Series’ board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: James H.
Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996;
John F. O’Brien, 2005; Roberta Cooper Ramo, 1999; David H. Walsh, 2003; and Fred G. Weiss, 1998.
3 Effective on December 31, 2010, Stuart E. Eizenstat became a member of the Audit Committee.

Effective December 31, 2010, Richard R. West retired as a Director of the Series. The Board wishes Mr. West well in his retirement.

Interested Directors4

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	169 RICs consisting of	None
55 East 52nd Street		2007	Officer, State Street Research & Management Company from	290 Portfolios
New York, NY 10055			2000 to 2005; Chairman of the Board of Trustees, State Street
1945			Research Mutual Funds from 2000 to 2005.
Laurence D. Fink	Director	Since	Chairman and Chief Executive Officer of BlackRock, Inc. since its	34 RICs consisting of	BlackRock, Inc.
55 East 52nd Street		2007	formation in 1998 and of BlackRock, Inc.’s predecessor entities	98 Portfolios	(financial services)
New York, NY 10055			since 1988 and Chairman of the Executive and Management
1952			Committees; Managing Director, The First Boston Corporation,
Member of its Management Committee, Co-head of its Taxable
Fixed Income Division and Head of its Mortgage and Real
Estate Products Group; Chairman of the Board of several of
BlackRock’s alternative investment vehicles; Director of several of
BlackRock’s offshore funds; Member of the Board of Trustees of
New York University, Chair of the Financial Affairs Committee and
a member of the Executive Committee, the Ad Hoc Committee on
Board Governance, and the Committee on Trustees; Co-Chairman
of the NYU Hospitals Center Board of Trustees, Chairman of the
Development/Trustee Stewardship Committee and Chairman of
the Finance Committee; Trustee, The Boys’ Club of New York.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing	169 RICs consisting of	None
55 East 52nd Street		2007	Director, BlackRock, Inc. from 1989 to 2007; Chief	290 Portfolios
New York, NY 10055			Administrative Officer, BlackRock Advisors, LLC from 1998 to
1947			2007; President of BlackRock Funds and BlackRock Bond
Allocation Target Shares from 2005 to 2007 and Treasurer of
certain closed-end funds in the BlackRock fund complex from
1989 to 2006.

4 Messrs. Davis and Fink are both “interested persons,” as defined in the Investment Company Act of 1940, of the Series based on their positions with
BlackRock, Inc. and its affiliates. Mr. Gabbay is an "interested person" of the Series based on his former positions with BlackRock, Inc. and its affiliated as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011 25

Officers and Directors (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Series	Time Served	Principal Occupation(s) During Past 5 Years
Series Officers[1]
John M. Perlowski	President	Since	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009;
55 East 52nd Street	and Chief	2010	Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management,
New York, NY 10055	Executive		L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President
1964	Officer		thereof from 2007; Director of Goldman Sachs Offshore Funds from 2002 to 2009.
Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock's US Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
55 East 52nd Street	President	2009	including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10055			Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001
1958			to 2003.
Neal Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (US) Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch
55 East 52nd Street		2007	Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director
New York, NY 10055			of MLIM Fund Services Group from 2001 to 2006.
1970
Brian Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer
1959
Ira Shapiro	Secretary	Since	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays
55 East 52nd Street		2010	Global Investors from 2008 to 2009 and principal thereof from 2004 to 2008.
New York, NY 10055
1965

1 Officers of the Series serve at the pleasure of the Board.
Further information about the Series’ Officers and Directors is available in the Series’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor	Custodian	Accounting Agent	Legal Counsel	Address of the Fund
BlackRock Advisors, LLC	The Bank of New York Mellon	State Street Bank and Trust	Willkie Farr & Gallagher LLP	100 Bellevue Parkway
Wilmington, DE 19809	New York, NY 10286	Company	New York, NY 10019	Wilmington, DE 19809
Princeton, NJ 08540
Sub-Advisor	Transfer Agent		Independent Registered
BlackRock Investment	BNY Mellon Investment	Distributor	Public Accounting Firm
Management, LLC	Servicing (US) Inc.	BlackRock Investments, LLC	Deloitte & Touche LLP
Plainsboro, NJ 08536	Wilmington, DE 19809	New York, NY 10022	Princeton, NJ 08540

Effective September 15, 2010, John M. Perlowski became President and Chief Executive Officer of the Fund.

Effective November 10, 2010, Ira Shapiro became Secretary of the Fund.

26 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011 27

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at
http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

28 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the information.
BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011 29

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global SmallCap Fund		BlackRock Mid Cap Value Opportunities Fund
BlackRock Asset Allocation Portfolio†	BlackRock Health Sciences Opportunities Portfolio		BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund		BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio		BlackRock Science & Technology
BlackRock Capital Appreciation Fund	BlackRock International Fund		Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Index Fund		BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Opportunities Portfolio		BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Value Fund		BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock Large Cap Core Fund		BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Focus Value Fund	BlackRock Large Cap Core Plus Fund		BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund		BlackRock S&P 500 Stock Fund
BlackRock Global Dividend Income Portfolio	BlackRock Large Cap Value Fund		BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Latin America Fund		BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Value Opportunities Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio		BlackRock World Gold Fund
BlackRock Global Opportunities Portfolio
Fixed Income Funds
BlackRock Bond Index Fund	BlackRock Income Portfolio†		BlackRock Multi-Sector Bond Portfolio
BlackRock Bond Portfolio	BlackRock Inflation Protected Bond Portfolio		BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Intermediate Government		BlackRock Strategic Income
BlackRock Floating Rate Income Portfolio	Bond Portfolio		Opportunities Portfolio
BlackRock GNMA Portfolio	BlackRock International Bond Portfolio		BlackRock Total Return Fund
BlackRock Government Income Portfolio	BlackRock Long Duration Bond Portfolio		BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock Low Duration Bond Portfolio		BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Managed Income Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Municipal Fund		BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund		BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund
Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055
2035

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

30 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2011

This report is not authorized for use as an offer of sale

or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

Past performance results shown in this report should not

be considered a representation of future performance.

Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less

than their original cost. Statements and other information

herein are as dated and are subject to change.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Robert M. Hernandez
Fred G. Weiss
Stuart E. Eizenstat

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BlackRock Mid Cap
Value Opportunities
Fund of BlackRock	$29,200	$28,200	$0	$0	$12,350	$6,100	$0	$55
Mid Cap Value
Opportunities Series,
Inc.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BlackRock Mid Cap Value
Opportunities Fund of
BlackRock Mid Cap Value	$12,350	$16,932
Opportunities Series, Inc.

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $0, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: April 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: April 4, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: April 4, 2011